SUBSEQUENT EVENTS (Narrative) (Details) - CNY (¥) ¥ in Thousands	Apr. 08, 2018	Apr. 06, 2017
Subsequent Event [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		55.00%
Maximum [Member] | CICC Capital [Member] | Scenario, Forecast [Member]
Subsequent Event [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	41.90%
Minimum [Member] | CICC Capital [Member] | Scenario, Forecast [Member]
Subsequent Event [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	37.50%
Subsequent Events [Member] | Maximum [Member] | CICC Capital [Member]
Subsequent Event [Line Items]
Amount of Investment to be Received by Subsidiary	¥ 1,800,000
Subsequent Events [Member] | Minimum [Member] | CICC Capital [Member]
Subsequent Event [Line Items]
Amount of Investment to be Received by Subsidiary	¥ 1,500,000